Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.21

Loan Number	Original Principal Balance	State	Initial Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	ConditionSub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Compensating Factors
2025070507	XXX	XXX	(No Data)	ATR/QM: Exempt	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	Credit	Terms/Guidelines	Satisfied	C	A	C	A	XXX	Loan documents do not meet guideline requirements	No	The seller DSCR calculation was not noted on the 1008 and there was no other notation of the seller DSCR in the file.	(No Data)	Document provided to cure.	(No Data)	Not Applicable	XXX: Good credit history
- Clayton Comments:  The borrowers have a credit score of XXX which is XXX points above the minimum XXX credit score.

XXX: Verified cash reserves exceed guidelines
- Clayton Comments:  The borrowers have XXX months of reserves.

2025070507	XXX	XXX	(No Data)	ATR/QM: Exempt	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	Credit	Terms/Guidelines	Satisfied	C	A	C	A	XXX	Business entity does not meet guidelines	No	The articles of organization, operating agreement, tax identification number and certificate of good standing for XXX were not in the file. The subject is XXX in this entity.	(No Data)	Document provided to cure.	(No Data)	Not Applicable	XXX: Good credit history
- Clayton Comments:  The borrowers have a credit score of XXX which is XXX points above the minimum XXX credit score.

XXX: Verified cash reserves exceed guidelines
- Clayton Comments:  The borrowers have XXX months of reserves.

2025070507	XXX	XXX	(No Data)	ATR/QM: Exempt	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	Credit	Terms/Guidelines	Satisfied	C	A	C	A	XXX	Loan parameters do not meet guidelines	No	An appraisal review product was not located in the file. There was no XXX score.	(No Data)	Document provided to cure.	(No Data)	Not Applicable	XXX: Good credit history
- Clayton Comments:  The borrowers have a credit score of XXX which is XXX points above the minimum XXX credit score.

XXX: Verified cash reserves exceed guidelines
- Clayton Comments:  The borrowers have XXX months of reserves.